Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 14.0%
American Woodmark Corp.(a)(b)	37,033	$3,870,319
Builders FirstSource Inc.(a)	275,796	7,007,976
Fortune Brands Home & Security Inc.	331,485	21,659,230
JELD-WEN Holding Inc.(a)	160,531	3,758,031
Lennox International Inc.	83,532	20,379,302
Masco Corp.	676,759	32,477,664
Masonite International Corp.(a)	59,322	4,283,642
Owens Corning	259,116	16,873,634
PGT Innovations Inc.(a)(b)	139,115	2,074,205
Quanex Building Products Corp.	78,828	1,346,382
Simpson Manufacturing Co. Inc.	96,088	7,709,140
Trex Co. Inc.(a)(b)	138,985	12,491,972
Universal Forest Products Inc.	144,948	6,914,019

		140,845,516

Construction Materials — 0.9%
Eagle Materials Inc.	99,105	8,984,859

Forest Products — 0.8%
Louisiana-Pacific Corp.	279,694	8,298,521

Home Furnishings — 3.6%
Ethan Allen Interiors Inc.	58,493	1,114,876
Leggett & Platt Inc.	313,484	15,934,392
Mohawk Industries Inc.(a)(b)	141,637	19,316,454

		36,365,722

Home Improvement Retail — 10.4%
Floor & Decor Holdings Inc., Class A(a)(b)	166,054	8,437,204
Home Depot Inc. (The)	219,578	47,951,443
Lowe’s Companies Inc.	395,626	47,380,170
Lumber Liquidators Holdings Inc.(a)(b)	68,592	670,144

		104,438,961

Homebuilding — 63.7%
Beazer Homes USA Inc.(a)(b)	215,629	3,046,838
Cavco Industries Inc.(a)(b)	63,683	12,442,384
Century Communities Inc.(a)(b)	199,803	5,464,612
DR Horton Inc.	2,486,408	131,158,022
Installed Building Products Inc.(a)(b)	158,055	10,885,248
KB Home	635,140	21,766,248
Lennar Corp., Class A	2,075,270	115,779,313
Lennar Corp., Class B(b)	114,728	5,128,342
LGI Homes Inc.(a)(b)	148,080	10,461,852
M/I Homes Inc.(a)(b)	208,601	8,208,449
MDC Holdings Inc.	371,248	14,166,824

Security	Shares	Value

Homebuilding (continued)
Meritage Homes Corp.(a)(b)	266,921	$16,311,542
NVR Inc.(a)	25,754	98,081,791
PulteGroup Inc.	1,888,855	73,287,574
Skyline Champion Corp.(a)	369,718	11,720,061
Taylor Morrison Home Corp.(a)(b)	784,644	17,152,318
Toll Brothers Inc.	957,958	37,848,921
TopBuild Corp.(a)	251,748	25,950,184
TRI Pointe Group Inc.(a)(b)	1,032,132	16,080,616
William Lyon Homes, Class A(a)(b)	244,908	4,893,262

		639,834,401

Specialty Chemicals — 4.7%
Sherwin-Williams Co. (The)	80,886	47,200,217

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply Inc.(a)(b)	163,379	5,224,860
Watsco Inc.	77,738	14,004,501

		19,229,361

Total Common Stocks — 100.0% (Cost: $1,056,380,750)		1,005,197,558

Short-Term Investments

Money Market Funds — 3.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	39,265,264	39,280,970
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	440,000	440,000

		39,720,970

Total Short-Term Investments — 3.9% (Cost: $39,709,491)		39,720,970

Total Investments in Securities — 103.9% (Cost: $1,096,090,241)		1,044,918,528

Other Assets, Less Liabilities — (3.9)%		(39,291,565)

Net Assets — 100.0%		$1,005,626,963

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	47,751,671	(8,486,407)	39,265,264	$39,280,970	$120,790	(a)	$1,628	$(2,766)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,063,744	(623,744)	440,000	440,000	15,988		—	—

				$39,720,970	$136,778		$1,628	$(2,766)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,005,197,558	$—	$—	$1,005,197,558
Money Market Funds	39,720,970	—	—	39,720,970

	$1,044,918,528	$—	$—	$1,044,918,528

2